CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues (including services provided to a related party of nil, RMB10,765 and RMB4,272 (US$602) for the years ended December 31, 2021, 2022 and 2023, respectively)	¥ 247,639,205	$ 34,879,253	¥ 130,557,589	¥ 93,949,939
Costs of revenues (including services received from related parties of RMB5,166,381, RMB5,353,661 and RMB6,031,719 (US$849,550) for the years ended December 31, 2021, 2022 and 2023, respectively)	(91,723,577)	(12,918,996)	(31,462,298)	(31,718,093)
Sales and marketing expenses (including services received from related parties of RMB2,857,063, RMB2,004,654 and RMB1,795,959 (US$252,956) for the years ended December 31, 2021, 2022 and 2023, respectively)	(82,188,870)	(11,576,060)	(54,343,719)	(44,801,720)
General and administrative expenses	(4,075,622)	(574,039)	(3,964,935)	(1,540,774)
Research and development expenses (including services received from related parties of RMB604,605, RMB356,789 and RMB194,803 (US$27,437) for the years ended December 31, 2021, 2022 and 2023, respectively)	(10,952,374)	(1,542,610)	(10,384,716)	(8,992,590)
Total operating expenses	(97,216,866)	(13,692,709)	(68,693,370)	(55,335,084)
Operating profit	58,698,762	8,267,548	30,401,921	6,896,762
Interest and investment income, net	10,238,080	1,442,003	3,997,100	3,061,662
Interest expenses	(43,987)	(6,195)	(51,655)	(1,231,002)
Foreign exchange gain/(loss)	35,721	5,031	(149,710)	71,750
Other income, net	2,952,579	415,862	2,221,358	656,255
Profit before income tax and share of results of equity investees	71,881,155	10,124,249	36,419,014	9,455,427
Income tax expenses	(11,849,904)	(1,669,024)	(4,725,667)	(1,933,585)
Share of results of equity investees	(4,707)	(663)	(155,285)	246,828
Net income	60,026,544	8,454,562	31,538,062	7,768,670
Net income attributable to ordinary shareholders	¥ 60,026,544	$ 8,454,562	¥ 31,538,062	¥ 7,768,670
Earnings per share:
Basic | (per share)	¥ 11.08	$ 1.56	¥ 6.24	¥ 1.55
Diluted | (per share)	¥ 10.29	$ 1.45	¥ 5.48	¥ 1.36
Shares used in earnings per share computation:
Basic	5,416,106,022	5,416,106,022	5,057,540,124	5,012,651,334
Diluted	5,839,629,562	5,839,629,562	5,761,291,439	5,713,764,297
Other comprehensive (loss)/income
Foreign currency translation difference, net of tax of nil	¥ 1,332,984	$ 187,746	¥ 5,860,304	¥ (1,472,172)
Unrealized (losses)/gains on available-for-sale debt securities, net of tax	68,538	9,653	(18,166)
Total other comprehensive (loss)/income	1,401,522	197,399	5,842,138	(1,472,172)
Comprehensive income	¥ 61,428,066	$ 8,651,961	¥ 37,380,200	¥ 6,296,498